UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2012 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Core Funds: 69.8%
309,208	Ariel Fund	$15,834,562
1,224,128	Causeway International Value Fund	16,109,524
510,175	Fidelity Growth & Income Fund	10,193,306
183,667	Goldman Sachs Capital Growth Fund	4,753,312
350,000	iShares MSCI EAFE Index	19,887,000
55,000	iShares Russell 1000 Value Index Fund	4,005,100
151,653	Mairs & Power Growth Fund	12,731,259
863,322	Matthews Asian Growth & Income Fund	16,057,785
847,774	Oakmark International Fund	17,743,904
1,319,249	PIMCO StocksPLUS Fund	11,002,534
1,389,711	PIMCO StocksPLUS Total Return Fund	12,437,913
739,288	TCW Dividend Focused Fund	8,804,919
406,800	Vanguard European Stock ETF	19,868,112
	Total Core Funds	169,429,230
	Speculative Funds: 30.2%
321,623	Akre Focus Fund	4,920,831
86,845	Fidelity Capital Appreciation Fund	2,551,510
251,726	Fidelity Leveraged Company Fund	8,110,618
306,000	Financial Select Sector SPDR	5,018,400
379,000	iShares MSCI EMU Index Fund	12,681,340
142,000	iShares MSCI Hong Kong Index Fund	2,757,640
41,300	iShares Nasdaq Biotechnology Index Fund	5,667,186
43,500	iShares S&P Small Cap 600 Value Index Fund	3,519,585
241,334	JP Morgan Small Cap Value Select Fund	5,193,516
215,907	MFS International New Discovery Fund	5,315,627
228,976	Oppenheimer International Small Company Fund	5,140,517
29,576	Parnassus Fund	1,201,379
185,600	SPDR S&P Homebuilders ETF	4,936,960
154,592	T Rowe Price Health Sciences Fund	6,372,300
	Total Speculative Funds	73,387,409
	Total Investment Companies
	(Cost $234,671,105)	242,816,639
	Total Investments: 100.0%
	(Cost $234,671,105)	242,816,639
	Other Assets in Excess of Liabilities: 0.0%	48,275
	Net Assets: 100.0%	$242,864,914

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$234,689,124
Gross unrealized appreciation	9,457,756
Gross unrealized depreciation	(1,330,241)
Net unrealized appreciation	$8,127,515

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$242,816,639	$-	$-	$242,816,639
Total Investments in Securities	$242,816,639	$-	$-	$242,816,639

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2012 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Core Funds: 39.2%
39,081	Ariel Fund	$2,001,351
276,798	Causeway International Value Fund	3,642,667
62,199	Fidelity Growth & Income Fund	1,242,740
186,471	Matthews Asian Growth & Income Fund	3,468,352
169,475	Oakmark International Fund	3,547,101
373,254	PIMCO StocksPLUS Fund	3,112,936
380,760	PIMCO StocksPLUS Total Return Fund	3,407,803
187,852	TCW Dividend Focused Fund	2,237,314
70,700	Vanguard European Stock ETF	3,452,988
	Total Core Funds	26,113,252
	Speculative Funds: 60.7%
135,669	Akre Focus Fund	2,075,732
109,263	Fidelity Leveraged Company Fund	3,520,452
137,000	Financial Select Sector SPDR	2,246,800
31,500	Healthcare Select Sector SPDR Trust	1,258,425
147,500	iShares MSCI EMU Index Fund	4,935,350
70,000	iShares MSCI Hong Kong Index Fund	1,359,400
22,600	iShares Nasdaq Biotechnology Index Fund	3,101,172
134,316	JP Morgan Small Cap Value Select Fund	2,890,478
139,552	MFS International New Discovery Fund	3,435,777
112,087	Oppenheimer International Growth Fund	3,442,185
154,208	Oppenheimer International Small Company Fund	3,461,964
30,290	Parnassus Fund	1,230,388
128,200	SPDR S&P Homebuilders ETF	3,410,120
129,117	T Rowe Price European Stock Fund	2,071,040
49,487	T Rowe Price Health Sciences Fund	2,039,866
	Total Speculative Funds	40,479,149
	Total Investment Companies
	(Cost $63,226,369)	66,592,401
	Total Investments: 99.9%
	(Cost $63,226,369)	66,592,401
	Other Assets in Excess of Liabilities: 0.1%	70,165
	Net Assets: 100.0%	$66,662,566

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$63,235,978
Gross unrealized appreciation	3,678,579
Gross unrealized depreciation	(322,156)
Net unrealized appreciation	$3,356,423

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$66,592,401	$-	$-	$66,592,401
Total Investments in Securities	$66,592,401	$-	$-	$66,592,401

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2012 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Core Funds: 60.6%
48,918	Ariel Fund	$2,505,109
245,953	Causeway International Value Fund	3,236,737
12,355	Fidelity Growth & Income Fund	246,858
34,000	iShares MSCI EAFE Index	1,931,880
23,535	Mairs & Power Growth Fund	1,975,802
152,689	Matthews Asian Growth & Income Fund	2,840,007
158,542	Oakmark International Fund	3,318,294
268,654	PIMCO StocksPLUS Fund	2,240,578
354,934	PIMCO StocksPLUS Total Return Fund	3,176,656
71,569	TCW Dividend Focused Fund	852,388
66,000	Vanguard European Stock ETF	3,223,440
	Total Core Funds	25,547,749
	Emerging Market Bond Funds: 1.1%
29,988	Payden & Rygel Emerging Market Bond Fund	463,312
	Total Emerging Market Bond Funds	463,312
	High Yield Bond Funds: 9.8%
45,000	Guggenheim BulletShares 2013 ETF	1,161,000
157,838	Ivy High Income Fund	1,347,937
264,958	Mainstay High Yield Corporate Bond Fund	1,618,895
	Total High Yield Bond Funds	4,127,832
	Intermediate Term Bond Funds: 14.4%
264,774	DoubleLine Core Fixed Income Fund	3,002,535
269,586	DoubleLine Total Return Bond Fund	3,054,405
	Total Intermediate Term Bond Funds	6,056,940
	Short Term Bond Funds: 1.0%
33,529	Weitz Short-Intermediate Income Fund	422,470
5	PIMCO Low Duration Fund	54
	Total Short Term Bond Funds	422,524
	Strategic Bond Funds: 8.2%
92,893	Fidelity Total Bond Fund	1,018,103
59,304	Osterweis Strategic Income Fund	690,894
142,831	PIMCO Income Fund	1,765,386
	Total Strategic Bond Funds	3,474,383
	Total Return Funds: 4.1%
29,849	Vanguard Wellesley Income Fund	1,743,183
	Total Total Return Funds	1,743,183
	World Bond Funds: 0.7%
26,432	PIMCO Global Bond Fund (US Dollar-Hedged)	277,270
	Total World Bond Funds	277,270
	Total Investment Companies
	(Cost $40,936,852)	42,113,193
	Total Investments: 99.9%
	(Cost $40,936,852)	42,113,193
	Other Assets in Excess of Liabilities: 0.1%	57,291
	Net Assets: 100.0%	$42,170,484

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$40,947,981
Gross unrealized appreciation	1,320,836
Gross unrealized depreciation	(155,624)
Net unrealized appreciation	$1,165,212

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$42,113,193	$-	$-	$42,113,193
Total Investments in Securities	$42,113,193	$-	$-	$42,113,193

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2012 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 100.1%
	Emerging Market Bond Funds: 1.9%
155,265	Payden & Rygel Emerging Market Bond Fund	$2,398,851
	Total Emerging Market Bond Funds	2,398,851
	High Yield Bond Funds: 19.4%
313,800	Guggenheim BulletShares 2013 ETF	8,096,040
877,011	Ivy High Income Fund	7,489,677
1,483,277	Mainstay High Yield Corporate Bond Fund	9,062,823
	Total High Yield Bond Funds	24,648,540
	Intermediate Term Bond Funds: 37.9%
1,702,510	DoubleLine Core Fixed Income Fund	19,306,467
1,787,195	DoubleLine Total Return Bond Fund	20,248,924
771,485	Fidelity Investment Grade Bond Fund	6,179,598
29,600	Vanguard Total Bond Market ETF	2,487,288
	Total Intermediate Term Bond Funds	48,222,277
	Short Term Bond Funds: 4.7%
339	PIMCO Low Duration Fund	3,565
471,599	Weitz Short-Intermediate Income Fund	5,942,152
	Total Short Term Bond Funds	5,945,717
	Strategic Bond Funds: 19.2%
800,700	Fidelity Total Bond Fund	8,794,140
520,508	Osterweis Strategic Income Fund	6,063,923
775,236	PIMCO Income Fund	9,581,919
	Total Strategic Bond Funds	24,439,982
	Total Return Funds: 10.5%
228,403	Vanguard Wellesley Income Fund	13,338,732
	Total Total Return Funds	13,338,732
	World Bond Funds: 6.5%
508,600	PIMCO Foreign Bond Fund (US Dollar-Hedged)	5,487,799
263,721	PIMCO Global Bond Fund (US Dollar-Hedged)	2,766,431
	Total World Bond Funds	8,254,230
	Total Investment Companies
	(Cost $122,312,805)	127,248,329
	Total Investments: 100.1%
	(Cost $122,312,805)	127,248,329
	Liabilities in Excess of Other Assets: (0.1)%	(97,268)
	Net Assets: 100.0%	$127,151,061

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$122,317,924
Gross unrealized appreciation	5,030,222
Gross unrealized depreciation	(99,817)
Net unrealized appreciation	$4,930,405

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$127,248,329	$-	$-	$127,248,329
Total Investments in Securities	$127,248,329	$-	$-	$127,248,329

FUNDX ETF UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2012 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Core Funds: 68.5%
14,500	iShares MSCI EAFE Index	$823,890
17,400	iShares MSCI EAFE Value Index Fund	846,510
10,700	iShares Russell 1000 Value Index Fund	779,174
4,600	iShares S&P 100 Index Fund	297,528
5,800	iShares S&P MidCap 400 Index Fund	589,860
24,400	Vanguard European Stock ETF	1,191,696
10,300	Vanguard Mega Cap 300 Growth Fund	571,547
	Total Core Funds	5,100,205
	Speculative Funds: 31.3%
4,700	Financial Select Sector SPDR	77,080
2,000	Healthcare Select Sector SPDR Trust	79,900
9,700	iShares MSCI EAFE Small Cap Index Fund	394,887
24,300	iShares MSCI EMU Index Fund	813,078
3,300	iShares MSCI Germany Index Fund	81,576
4,300	iShares MSCI Hong Kong Index Fund	83,506
1,200	iShares MSCI Mexico Index Fund	84,636
1,200	iShares Nasdaq Biotechnology Index Fund	164,664
4,700	iShares S&P Small Cap 600 Value Index Fund	380,277
6,600	SPDR S&P Homebuilders ETF	175,560
	Total Speculative Funds	2,335,164
	Total Investment Companies
	(Cost $7,128,122)	7,435,369
	Total Investments: 99.8%
	(Cost $7,128,122)	7,435,369
	Other Assets in Excess of Liabilities: 0.2%	17,207
	Net Assets: 100.0%	$7,452,576

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$7,133,208
Gross unrealized appreciation	311,749
Gross unrealized depreciation	(9,588)
Net unrealized appreciation	$302,161

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$7,453,369	$-	$-	$7,453,369
Total Investments in Securities	$7,453,369	$-	$-	$7,453,369

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2012 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 100.1%
		Core Funds: 8.0%
13,400		iShares MSCI EAFE Index	$761,388
		Total Core Funds	761,388
		Speculative Funds: 92.1%
11,400		Consumer Discretionary Select Sector SPDR Trust	540,702
40,500		Financial Select Sector SPDR	664,200
9,600		Healthcare Select Sector SPDR Trust	383,520
31,300		iShares MSCI EMU Index Fund	1,047,298
36,000		iShares MSCI Germany Index Fund	889,920
45,800		iShares MSCI Hong Kong Index Fund	889,436
12,700		iShares MSCI Mexico Index Fund	895,731
20,300		iShares MSCI Pacific ex-Japan Index Fund	956,942
6,900		iShares Nasdaq Biotechnology Index Fund	946,818
14,500		iShares Silver Trust*	425,575
41,500		SPDR S&P Homebuilders ETF	1,103,900
		Total Speculative Funds	8,744,042
		Total Investment Companies
		(Cost $8,506,430)	9,505,430
		Total Investments: 100.1%
		(Cost $8,506,430)	9,505,430
		Liabilities in Excess of Other Assets: (0.1)%	(9,687)
		Net Assets: 100.0%	$9,495,743

	*	Non-income producing.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$8,509,474
Gross unrealized appreciation	995,956
Gross unrealized depreciation	-
Net unrealized appreciation	$995,956

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$9,505,430	$-	$-	$9,505,430
Total Investments in Securities	$9,505,430	$-	$-	$9,505,430

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2012 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 53.9%
	Core Funds: 49.3%
100,000	iShares MSCI EAFE Index^	$5,682,000
50,000	iShares S&P Midcap 400 Value Index Fund	4,407,000
25,000	SPDR S&P 500 ETF^	3,563,000
120,000	Vanguard European Stock ETF	5,860,800
	Total Core Funds	19,512,800
	Speculative Funds: 4.6%
55,000	iShares MSCI EMU Index Fund	1,840,300
	Total Speculative Funds	1,840,300
	Total Investment Companies
	(Cost $20,968,074)	21,353,100
Contracts (100 shares per contract)
	PURCHASED OPTIONS: 1.4%
	Call Options: 1.4%
1,500	SPDR S&P 500 ETF, Expiration 2/16/13, Strike $142*	555,000
	Total Call Options	555,000
	Total Purchased Options
	(Cost $459,945)	555,000
Par Value
	SHORT TERM INVESTMENTS: 17.7%
2,000,000	United States Treasury Bill, Maturity Date 3/28/13, 0.043%	1,999,846
5,000,000	United States Treasury Bill, Maturity Date 6/06/13, 0.109%	4,997,850
	Total Short-Term Investments
	(Cost $6,998,691)	6,997,696
	Total Investments: 73.0%
	(Cost $28,426,710)	28,905,796
	Other Assets in Excess of Liabilities: 27.0%	10,691,796
	Net Assets: 100.0%	$39,597,592

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2012 (UNAUDITED)
Contracts (100 shares per contract)		Value
	Call Options Written
500	iShares MSCI EAFE Index, Expiration 1/19/13, Strike Price $57*	$(34,250)
250	SPDR S&P 500 ETF, Expiration 1/04/13, Strike Price $142*	(41,875)
	Total Call Options Written
	(Premiums received $71,968)	$(76,125)

	* Non-income producing.
	^ Held in connection with open written call options

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$28,475,349
Gross unrealized appreciation	480,246
Gross unrealized depreciation	(49,799)
Net unrealized appreciation	$430,447

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$21,353,100	$-	$-	$21,353,100
Purchased Options	-	555,000	-	555,000
Short-Term Investments	-	6,997,696	-	6,997,696
Total Investments in Securities	$21,353,100	$7,552,696	$-	$28,905,796
Written Options	$-	$(76,125)	$-	$(76,125)

FUNDX TACTICAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2012 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 75.5%
	Core Funds: 25.2%
9,000	iShares MSCI EAFE Index^	$511,380
4,000	iShares S&P Midcap 400 Value Index Fund	352,560
3,000	SPDR S&P 500 ETF^	427,560
10,200	Vanguard European Stock ETF	498,168
	Total Core Funds	1,789,668
	Emerging Market Bond Funds: 0.8%
3,651	Payden & Rygel Emerging Market Bond Fund	56,405
	Total Emerging Market Bond Funds	56,405
	High Yield Bond Funds: 9.2%
6,000	Guggenheim BulletShares 2013 ETF	154,800
26,027	Ivy High Income Fund	222,269
45,529	Mainstay High Yield Corporate Bond Fund	278,181
	Total High Yield Bond Funds	655,250
	Intermediate Term Bond Funds: 16.0%
42,974	DoubleLine Core Fixed Income Fund	487,326
43,178	DoubleLine Total Return Bond Fund	489,209
1,900	Vanguard Total Bond Market ETF*	159,657
	Total Intermediate Term Bond Funds	1,136,192
	Short Term Bond Funds: 3.6%
357	PIMCO Low Duration Fund	3,757
19,958	Weitz Short-Intermediate Income Fund	251,470
	Total Short Term Bond Funds	255,227
	Speculative Funds: 2.4%
5,000	iShares MSCI EMU Index Fund	167,300
	Total Speculative Funds	167,300
	Strategic Bond Funds: 9.1%
19,955	Fidelity Total Bond Fund	218,703
17,939	Osterweis Strategic Income Fund	208,990
17,382	PIMCO Income Fund	214,841
	Total Strategic Bond Funds	642,534
	Total Return Funds: 3.5%
4,308	Vanguard Wellesley Income Fund	251,607
	Total Total Return Funds	251,607
	World Bond Funds: 5.7%
32,541	PIMCO Foreign Bond Fund (US Dollar-Hedged)	351,116
5,083	PIMCO Global Bond Fund (US Dollar-Hedged)	53,321
	Total World Bond Funds	404,437
	Total Investment Companies
	(Cost $5,223,508)	5,358,620
Contracts (100 shares per contract)
	PURCHASED OPTIONS: 0.7%
	Call Options: 0.7%
135	SPDR S&P 500 ETF, Expiration 2/16/13, Strike $142*	49,950
	Total Call Options	49,950
	Total Purchased Options
	(Cost $41,395)	49,950
Par Value
	SHORT TERM INVESTMENTS: 9.9%
200,000	United States Treasury Bill, Maturity Date 3/28/13, 0.043%	199,985
500,000	United States Treasury Bill, Maturity Date 6/06/13, 0.109%	499,785
	Total Short-Term Investments
	(Cost $699,869)	699,770
	Total Investments: 86.1%
	(Cost $5,964,772)	6,108,340
	Other Assets in Excess of Liabilities: 13.9%	986,709
	Net Assets: 100.0%	$7,095,049

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2012 (UNAUDITED)
Contracts (100 shares per contract)		Value
	Call Options Written
45	iShares MSCI EAFE Index, Expiration 1/19/13, Strike Price $57*	$(3,083)
30	SPDR S&P 500 ETF, Expiration 1/04/13, Strike Price $142*	(5,025)
	Total Call Options Written
	(Premiums received $7,687)	$(8,108)

	* Non-income producing.
	^ Held in connection with open written call options.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$5,966,045
Gross unrealized appreciation	149,870
Gross unrealized depreciation	(7,575)
Net unrealized appreciation	$142,295

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$5,358,620	$-	$-	$5,358,620
Purchased Options	-	49,950	-	49,950
Short-Term Investments	-	699,770	-	699,770
Total Investments in Securities	$5,358,620	$749,720	$-	$6,108,340
Written Options	$-	$(8,108)	$-	$(8,108)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                      /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date             2/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Eric W. Falkeis
                  Eric W. Falkeis, President

Date             2/20/2013

By (Signature and Title)*                /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date             2/20/2013

* Print the name and title of each signing officer under his or her signature.